Contract liabilities	3 Months Ended
Nov. 30, 2024
Contract liabilities
Contract liabilities

10. Contract liabilities

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Opening balance	827,642	1,815,731
Payments received in advance	76,393	924,913
Transferred to revenues	(7,458)	(997,224)
Deconsolidation on sale of subsidiary	—	(928,833)
Currency translation	174	13,055
Closing balance	896,751	827,642